Lease - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
2026	$ 124,965
Total lease payments	124,965
Less: interest	(1,320)
Present value of lease liabilities	$ 123,645	$ 372,103